SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents	¥ 924,738,132	$ 132,235,794	¥ 630,021,303
Restricted cash	210,864,000	30,153,151	216,395,796
Total cash, cash equivalents and restricted cash	¥ 1,135,602,132	$ 162,388,945	¥ 846,417,099	$ 121,036,035	¥ 980,240,193	¥ 720,627,170